Fair Value Measurements - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Transfer of assets, amount	$ 0	$ 0	$ 0	$ 0
Accrual for losses on consumer loan guaranty obligations	1,428,000	$ 1,576,000	1,581,000	$ 2,047,000
Assets fair value non-recurring	0		0
Liabilities fair value non-recurring	$ 0		$ 0
Installment Loans and RPAs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan		12 months
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalent maturity period	90 days	90 days
Maximum | Short-term Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	12 months	12 months
Maximum | Installment Loans and RPAs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	60 months	60 months
Maximum | Line of Credit Accounts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	12 months	12 months
Minimum | Installment Loans and RPAs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Term of loan	2 months	2 months